SEGMENT AND GEOGRAPHIC INFORMATION - Reportable segments (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales	$ 35,536	$ 25,820
Operating income (loss)	7,073	(606)
Depreciation and amortization	1,221	1,510
Impairment		92
Capital expenditures	1,188	1,251
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	7,073	(606)
Income from investments in associates, joint ventures and other investments	1,043	127
Financing costs - net	(594)	(642)
Income (loss) before taxes	7,522	(1,121)
Income tax expense	(946)	(524)
Net income (loss) (including non-controlling interests)	6,576	(1,645)
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Sales	5,755	7,023
Operating income (loss)	936	(452)
Depreciation and amortization	142	292
Impairment		0
Capital expenditures	147	349
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	936	(452)
Operating segments | Brazil
Disclosure of operating segments [abstract]
Sales	4,861	2,398
Operating income (loss)	1,742	272
Depreciation and amortization	109	122
Impairment		0
Capital expenditures	139	101
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	1,742	272
Operating segments | Europe
Disclosure of operating segments [abstract]
Sales	19,990	13,428
Operating income (loss)	1,861	(654)
Depreciation and amortization	615	704
Impairment		92
Capital expenditures	578	492
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	1,861	(654)
Operating segments | ACIS
Disclosure of operating segments [abstract]
Sales	4,170	2,440
Operating income (loss)	1,458	(92)
Depreciation and amortization	220	239
Impairment		0
Capital expenditures	214	240
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	1,458	(92)
Operating segments | Mining
Disclosure of operating segments [abstract]
Sales	751	524
Operating income (loss)	1,287	415
Depreciation and amortization	115	126
Impairment		0
Capital expenditures	97	52
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	1,287	415
Operating segments | Others
Disclosure of operating segments [abstract]
Sales	9	7
Operating income (loss)	(126)	(137)
Depreciation and amortization	20	27
Impairment		0
Capital expenditures	16	19
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(126)	(137)
Intersegment sales
Disclosure of operating segments [abstract]
Sales	(3,047)	(1,444)
Operating income (loss)	(85)	42
Depreciation and amortization	0	0
Impairment		0
Capital expenditures	(3)	(2)
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(85)	42
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Sales	23	106
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Sales	937	409
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Sales	37	26
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Sales	726	292
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Sales	1,317	607
Intersegment sales | Others
Disclosure of operating segments [abstract]
Sales	$ 7	$ 4